Investments, HTM (Schedule of investments held to maturity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, gross unrealized gains	$ 279,000	$ 577,000
Held to maturity, gross unrealized losses	6,253,000	363,000
Held To Maturity, Amortized Cost	167,438,000	23,507,000
Debt Securities, Held-to-maturity, Fair Value	161,464,000	23,721,000
Debt Securities, Held-to-maturity, Restricted [Extensible List]	25,300,000	9,000,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	130,592,000	9,970,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	3,947,000	206,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	9,334,000	3,442,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	2,306,000	157,000
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	139,926,000	13,412,000
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	6,253,000	363,000
Held to maturity pledged as collateral, fair value	24,500,000	9,500,000
US Treasury and Government
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, gross unrealized gains	0
Held to maturity, gross unrealized losses	682,000
Debt Securities, Held-to-maturity, Fair Value	33,830,000
Investments, HTM	34,512,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	33,830,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	682,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	33,830,000
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	682,000
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, gross unrealized gains	0
Held to maturity, gross unrealized losses	1,000
Debt Securities, Held-to-maturity, Fair Value	999,000
Investments, HTM	1,000,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	999,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	1,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	999,000
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	1,000
Student Loan Pools
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, gross unrealized gains	88,000
Held to maturity, gross unrealized losses	59,000
Debt Securities, Held-to-maturity, Fair Value	16,417,000
Investments, HTM	16,388,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	6,520,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	59,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	6,520,000
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	59,000
SBA Bonds
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, gross unrealized gains	162,000
Held to maturity, gross unrealized losses	0
Debt Securities, Held-to-maturity, Fair Value	3,683,000
Investments, HTM	3,521,000
Taxable Municipal Bonds [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, gross unrealized gains	0
Held to maturity, gross unrealized losses	60,000
Debt Securities, Held-to-maturity, Fair Value	892,000
Investments, HTM	952,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	892,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	60,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	892,000
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	60,000
MBS, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, gross unrealized gains	29,000	577,000
Held to maturity, gross unrealized losses	5,451,000	363,000
Debt Securities, Held-to-maturity, Fair Value	105,643,000	23,721,000
Investments, HTM	111,065,000	23,507,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	88,351,000	9,970,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	3,145,000	206,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	9,334,000	3,442,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	2,306,000	157,000
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	97,685,000	13,412,000
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	$ 5,451,000	$ 363,000